BUSINESS ACQUISITIONS (Details 3) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
As Reported [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Net revenues	$ 183,473	$ 1,244,983	$ 380,325
Net loss	$ (864,273)	$ (5,545,473)	$ (2,366,031)
Net loss per share of common stock - basic and diluted	$ (.02)	$ (.08)	$ (.06)
Weighted average number of shares outstanding - basic and diluted	40,816,767	70,271,333	37,909,664
As Reported [Member] | Novalere [Member]
Business Acquisition [Line Items]
Net revenues			$ 380,325	$ 735,717	$ 1,030,113
Net loss			$ (2,366,031)	$ (4,202,628)	$ (4,826,967)
Net loss per share of common stock - basic and diluted			$ (.06)	$ (0.08)	$ (0.20)
Weighted average number of shares outstanding - basic and diluted			37,909,664	52,517,530	24,384,037
Pro Forma [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Net revenues	$ 1,123,661	$ 1,294,621	$ 1,868,770
Net loss	$ (645,347)	$ (5,558,509)	$ (2,178,643)
Net loss per share of common stock - basic and diluted	$ (.02)	$ (.08)	$ (.06)
Weighted average number of shares outstanding - basic and diluted	40,816,767	70,271,333	37,909,664
Pro Forma [Member] | Novalere [Member]
Business Acquisition [Line Items]
Net revenues			$ 380,325	$ 735,717	$ 1,030,113
Net loss			$ (2,682,161)	$ (4,578,521)	$ (8,350,196)
Net loss per share of common stock - basic and diluted			$ (.07)	$ (0.09)	$ (0.22)
Weighted average number of shares outstanding - basic and diluted			40,413,334	53,794,559	37,331,694